                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response:  5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number                 811-2606
                                  ----------------------------------------------


   AIM Money Market Funds, Inc. (Formerly: INVESCO Money Market Funds, Inc.)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Robert H. Graham     11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       8/31/03
                        -------------------

Date of reporting period:      8/31/03
                         ------------------


Explanatory Note

This Certified Shareholder Report on Form N-CSR relates to the period ended August 31, 2003 and constitutes a late filing.

[GRAPHIC APPEARS HERE]

                                                                 August 31, 2003
                                                                   ANNUAL REPORT

INVESCO MONEY MARKET FUNDS, INC.

Effective October 1, 2003, INVESCO Money Market Funds, Inc. will change its name to AIM Money Market Funds, Inc.

U.S. GOVERNMENT MONEY FUND               "During the summer, the economy finally
                                            started its long hoped for upswing."
                                                                      See page 3


                                                     [INVESCO LOGO APPEARS HERE]
                                                        --Registered Trademark--

FELLOW SHAREHOLDER:

[CUNNINGHAM PHOTO]

New Distributor for INVESCO Funds

In recent months, we at INVESCO have taken some key steps in our ongoing effort to provide you with high-quality investment products and services. As you may have already heard, we've decided to work more closely with our affiliates at AIM Investments,(SM*) a well-respected leader in the asset management industry.

As a result, A I M Distributors, Inc. became the distributor of INVESCO Money Market Funds, Inc. effective July 1, 2003. This move has allowed us to create a single distribution system for both our companies that is supported by more than 200,000 financial consultants.

In addition, the INVESCO Web site is now integrated into aiminvestments.com, which has been rated the top financial Web site for 10 consecutive quarters by the DALBAR financial professional MutualFund WebMonitor report.** You can access important information about our funds, including investment objectives and portfolio manager biographies, at AIM's Web site.

Thank you for your continued support. If you have questions about any of these changes, please don't hesitate to call us at 1-800-959-4246.

Sincerely,

/s/ Ray Cunningham
Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

*AIM Investments is a service mark of A I M Management Group Inc., and is the subject of a pending application for trademark registration. A I M Advisors, Inc., A I M Capital Management, Inc., A I M Private Asset Management, Inc., and A I M Alternative Asset Management Company, Inc., are the investment advisors for the products and services represented by AIM Investments. A I M Distributors, Inc., is the distributor for the retail mutual funds and Fund Management Company is the distributor for the institutional money market funds represented by AIM Investments.

**DALBAR, Inc., is an independent organization that provides benchmarks and ratings for financial services companies. The DALBAR WebMonitor Award is based on four evaluation criteria: site functions, usability, currency and relevance of content, and consistency of Web site image and content.

An investment in the fund is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

"During the year, the corporate credit situation remained shaky, and our emphasis stayed on maintaining high credit quality..."

                                                                    - See page 4

[GRAPHIC APPEARS HERE]

                                table of contents

LETTER FROM THE PRESIDENT & CEO                                                1

AN INTERVIEW WITH LYMAN MISSIMER                                               3

INVESTMENT HOLDINGS                                                            5

FINANCIAL STATEMENTS                                                           7

NOTES TO FINANCIAL STATEMENTS                                                 10

FINANCIAL HIGHLIGHTS                                                          12

OTHER INFORMATION                                                             13


For the latest yield information, call us at 1-800-959-4246.

                                                          [GRAPHIC APPEARS HERE]

QUESTIONS & answers

[GRAPHIC APPEARS HERE]

AN INTERVIEW WITH FUND MANAGER LYMAN MISSIMER

Please note that this report marks a change in the fiscal year for U.S. Government Money Fund. Formerly, the fund's annual reporting period covered the months from June through May. Beginning with this report, the fund's fiscal year reporting will cover September through August.

What conditions and events influenced overall money market performance during the past year?

LYMAN MISSIMER: Many of the same factors we reported three months ago remained issues for the annual period that ended on August 31. The economy continued on its sluggish path for most of the reporting period. The manufacturing sector struggled, while companies continued to cut costs. The members of the Federal Open Market Committee (FOMC) felt that the economy needed a jumpstart, and in November 2002 lowered the federal funds rate target 50 basis points to 1.25%. This action kept long-term yields at around 4%, which helped to further stimulate the housing sector. Meanwhile, the overall gross domestic product
(GDP) continued to show little growth, with both the fourth quarter of 2002 and the first quarter of 2003 barely rising at an annual rate of 1.4%.

Of course, the dominant influence on economic activity in the first half of 2003 was the turmoil in the Middle East, which eventually resulted in the United States invading Iraq in March. This helped to push oil prices higher, which further limited activity. As it became apparent that the U.S.-led invasion would be successful, the equity markets began to rally, and the future for economic growth appeared brighter. However, Chairman Alan Greenspan of the Federal Reserve spoke to Congress in May and roiled the fixed-income markets with his discussion of the risks of deflation.

FUND MANAGEMENT

[MISSIMER PHOTO]

LYMAN MISSIMER, CFA
TEAM LEADER

U.S. GOVERNMENT MONEY FUND

Lyman Missimer III, senior vice president of A I M Capital Management, leads a team of managers for the fund. He joined AIM Investments in 1995 and has more than 20 years of investing experience. Lyman earned his bachelor's degree from Dartmouth College and an MBA from the University of Chicago Graduate School of Business. He is a member of the Association of Investment Management Research.

The Treasury market rallied further, with 10-year yields dropping to a 40-year low of 3.10%. The Fed determined that the economy needed further insurance and lowered the federal funds target again in June, citing the fight against deflationary forces. This brought the target to 1%, the lowest level since the 1950s.

During the summer, the economy finally started its long hoped for upswing. The combined monetary and fiscal stimuli helped push GDP growth to 3.1% for the second quarter, and many economists have said they expect 4% to 5% growth for the third quarter of 2003. The big cloud which continued to hang over the economy was sustained weak employment. Despite the growth in the economy, companies remained loath to add workers, relying on strong productivity to fuel rising earnings. I think that this phenomenon could make the sustainability of a recovery a question mark.

What is your current strategy, and how have specific decisions influenced the portfolio's performance?

LYMAN MISSIMER: At the beginning of the period, the economy had started to weaken, while the yield curve began to flatten out (that is, the difference between long- and short-term interest rates lessened). In response, the Federal Reserve changed its balance of risks to weakness after the August 2002 FOMC meeting, which further encouraged the fall of longer-term yields. As that transition was happening, the portfolio was extended to lock in the higher yields. The Fed reduced rates in November to a 40-year low of 1.25%. For the next six months, our goal was to maintain the weighted average maturities (WAMs) in the 40- to 50-day range pending further developments. With deflation talk from the Fed in May, the markets became convinced that the Fed would lower rates again at its June meeting, and the WAMs were extended again to close to 60 days.

At this point, the new 1% target was the lowest in around 50 years, and yet the market still thought that there could be another easing. Once those hopes were dashed by the Fed and the improving economy, the yield curve steepened, encouraging buying at the longer end of the maturity spectrum. Since cash flows generally remained volatile, our barbell strategy was maintained, with overnight cash positions held at high levels to provide liquidity. During the year, the corporate credit situation remained shaky, and our emphasis stayed on maintaining high credit quality. As high quality credits continued to be harder to find and spreads narrowed, we utilized more government-sponsored agencies to extend maturities.

How are you currently positioning the portfolios?

LYMAN MISSIMER: Since the June FOMC meeting, the Fed members have been encouraging the markets to expect no increase in rates for a considerable period of time. Some Fed watchers expect that to mean no hike until 2005. However, with the recent pickup in economic activity and turbulence in the fixed-income markets, many market participants are looking for the Fed to move as soon as the first quarter of 2004. The federal funds futures market is expecting the target to be as high as 1.50% by mid-2004. With volatility and uncertainty back in the markets, we've reduced the WAMs across the board into the 45 to 50 day range. With little reason to expect a move up in rates for at least six months, we will look for buying opportunities out longer where the curve is steepest.

What will you be watching for during the remainder of 2003?

LYMAN MISSIMER: The Fed is expected to be on hold for the rest of the year at the historically low 1% federal funds target. In the last couple of months, the economy has picked up and the fixed-income markets have seen yields rise dramatically. This has caused yields in the nine-month to one-year sector to fluctuate and rise significantly. Since the members of the Fed continue to emphasize that there will be no tightening anytime soon, it appears the yields in the 1.30% and higher range are attractive. The portfolio team will continue to take advantage of these yields while maintaining WAMs in the 45-50 day range. If it appears inflation is beginning to rise and that a tightening is any closer, WAMs will be reduced.

"In the last couple of months, the economy has picked up and the fixed-income markets have seen yields rise dramatically."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO Money Market Funds, Inc.
August 31, 2003

                                                     EFFECTIVE
                                                      INTEREST     PRINCIPAL
%       DESCRIPTION                                     RATE %        AMOUNT         VALUE
------------------------------------------------------------------------------------------
U. S.   GOVERNMENT MONEY FUND
99.65   SHORT-TERM INVESTMENTS
52.81   US GOVERNMENT AGENCY OBLIGATIONS
        Fannie Mae
           Benchmark Notes
              11/15/2003                                  1.35  $    500,000  $    501,811
              4/15/2004                                   0.99       700,000       711,377
              6/15/2004                                   1.29       825,000       836,001
           Medium-Term Notes, 6/28/2004                   1.21       500,000       521,447
           Medium-Term Notes, Series B
              10/27/2003                                  1.20       500,000       502,928
              12/1/2003                                   1.22       500,000       505,250
        Federal Farm Credit Bank, Medium-Term Notes
           9/2/2003                                       1.85     1,610,000     1,610,164
           11/6/2003                                      1.50       300,000       301,772
        Federal Home Loan Bank
           9/2/2003                                       1.85     1,000,000     1,000,102
           9/15/2003                                      1.15     5,000,000     4,999,904
           11/4/2003                                      1.50       250,000       251,664
           11/14/2003                                     1.50     2,545,000     2,565,619
           12/4/2003                                      0.97     1,000,000     1,004,548
           4/15/2004                                      1.10     1,500,000     1,524,476
           6/15/2004                                      1.12       500,000       508,786
           6/28/2004                                      1.31     1,000,000     1,028,037
           7/2/2004                                       1.25     1,000,000     1,000,000
        Freddie Mac
           11/6/2003                                      1.08     5,000,000     4,990,231
           5/20/2004                                      1.11       713,000       707,365
           6/17/2004                                      1.11       500,000       495,606
        Overseas Private Investment, Gtd
         Participation Certificates, Variable
         Quarterly Rate
              Series 2000-044-A, 5/15/2015 (a)            1.06     5,700,000     5,700,000
              Series 2000-044-A3, 4/1/2014 (a)            1.06     3,000,000     3,000,000
==========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
            (Amortized Cost $34,267,088)                                        34,267,088
==========================================================================================
46.84   REPURCHASE AGREEMENTS
        Repurchase Agreement with Bank of Nova
         Scotia dated 8/29/2003 due 9/2/2003 at
         1.050% repurchased at $15,390,451 (Joint
         Repurchase Agreement  (b)  entered into on
         8/29/2003 with a maturing value of
         $500,058,333. Collateralized by U.S.
         Government Obligations, Zero Coupon to
         7.250%, due 12/15/2003 to 5/15/2030 with
         an aggregate market value at 8/29/2003 of
         $510,000,259.)                                           15,388,656    15,388,656

                                                     EFFECTIVE
                                                      INTEREST     PRINCIPAL
%       DESCRIPTION                                     RATE %        AMOUNT         VALUE
------------------------------------------------------------------------------------------
        Repurchase Agreement with Deutsche Bank AG
         dated 8/29/2003 due 9/2/2003 at 1.060%
         repurchased at $15,001,767 (Joint
         Repurchase Agreement (b)  entered into on
         8/29/2003 with a maturing value of
         $500,058,889. Collateralized by U.S.
         Government Obligations, 1.875% to 6.250%,
         due 1/15/2005 to 1/5/2027 with an
         aggregate market value at 8/29/2003 of
         $510,000,195.)                                         $ 15,000,000  $ 15,000,000
==========================================================================================
           TOTAL REPURCHASE AGREEMENTS
            (Cost $30,388,656)                                                  30,388,656
==========================================================================================
99.65   TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $64,655,744) (c)                                       64,655,744
==========================================================================================
0.35    OTHER ASSETS LESS LIABILITIES                                              227,676
==========================================================================================
100.00  NET ASSETS AT VALUE                                                   $ 64,883,420
==========================================================================================

 (a) All securities with a maturity date greater than one year have a variable rate resulting in an effective maturity of one year or less.

 (b) Joint Repurchase Agreement with affiliates, the Fund has been allocated a portion of the collateral pool.

 (c)  Also represents cost of investments for income tax purposes.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO Money Market Funds, Inc.
AUGUST 31, 2003
                                                            U.S. GOVERNMENT
                                                                      MONEY
                                                                       FUND
---------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost (a)                                              $    64,655,744
===========================================================================
   At Value (a)                                             $    64,655,744
Receivables:
   Fund Shares Sold                                                  84,467
   Interest                                                         231,254
Prepaid Expenses and Other Assets                                    37,621
===========================================================================
TOTAL ASSETS                                                     65,009,086
===========================================================================
LIABILITIES
Payables:
   Custodian                                                              4
   Distributions to Shareholders                                        194
   Fund Shares Repurchased                                           99,086
   Accrued Expenses and Other Payables                               26,382
===========================================================================
TOTAL LIABILITIES                                                   125,666
===========================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $    64,883,420
===========================================================================
Shares Outstanding (b)                                           64,883,420
===========================================================================
NET ASSET VALUE, Offering and Redemption Price per Share    $          1.00
===========================================================================

 (a) Investment securities at cost and value at August 31, 2003 includes repurchase agreements of $30,388,656.

 (b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million has been allocated to U.S. Government Money Fund-Investor Class. Paid-in-capital for U.S. Government Money Fund was $64,883,420.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO Money Market Funds, Inc.
                                                        U.S. GOVERNMENT
                                                           MONEY FUND
                                                        PERIOD         YEAR
                                                         ENDED        ENDED
                                                     AUGUST 31       MAY 31
---------------------------------------------------------------------------
                                                          2003         2003
                                                       (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                      $ 193,689  $ 1,162,651
===========================================================================
EXPENSES
Investment Advisory Fees                                81,575      368,428
Transfer Agent Fees                                     74,233      299,092
Administrative Services Fees                             9,842       43,159
Custodian Fees and Expenses                              4,277       11,788
Directors' Fees and Expenses                             3,038       14,784
Professional Fees and Expenses                          16,192       21,483
Registration Fees and Expenses                           6,615       24,369
Reports to Shareholders                                  5,448       32,617
Other Expenses                                           2,925        4,677
===========================================================================
   TOTAL EXPENSES                                      204,145      820,397
   Fees and Expenses Absorbed by Investment Adviser    (64,660)    (191,120)
   Fees and Expenses Paid Indirectly                       (47)           0
===========================================================================
      NET EXPENSES                                     139,438      629,277
===========================================================================
NET INVESTMENT INCOME AND NET INCREASE IN NET
 ASSETS FROM OPERATIONS                              $  54,251  $   533,374
===========================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
U. S. Government Money Fund

                                               PERIOD
                                                ENDED
                                            AUGUST 31         YEAR ENDED MAY 31
---------------------------------------------------------------------------------------
                                                 2003            2003              2002
                                              (Note 1)
OPERATIONS AND DISTRIBUTIONS
 TO SHAREHOLDERS
Net Investment Income Earned and
 Distributed to Shareholders            $      54,251  $      533,374  $      1,540,454
=======================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares           $  16,056,651  $  231,418,527  $  1,448,716,464
Reinvestment of Distributions                  52,808         502,735         1,454,825
=======================================================================================
                                           16,109,459     231,921,262     1,450,171,289
Amounts Paid for Repurchases of Shares    (18,323,386)   (240,544,136)   (1,449,830,999)
=======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
 FROM FUND SHARE TRANSACTIONS              (2,213,927)     (8,622,874)          340,290
NET ASSETS
Beginning of Period                        67,097,347      75,720,221        75,379,931
=======================================================================================
End of Period                           $  64,883,420  $   67,097,347  $     75,720,221
=======================================================================================

       -------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                16,056,651     231,418,527     1,448,716,464
Shares Issued from Reinvestment of
 Distributions                                 52,808         502,735         1,454,825
=======================================================================================
                                           16,109,459     231,921,262     1,450,171,289
Shares Repurchased                        (18,323,386)   (240,544,136)   (1,449,830,999)
=======================================================================================
NET INCREASE (DECREASE) IN FUND SHARES     (2,213,927)     (8,622,874)          340,290
=======================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO Money Market Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Invesco Money
Market Funds, Inc. is incorporated in Maryland and presently consists of three separate funds: U.S. Government Money Fund (the "Fund" presented herein), Cash Reserves Fund and Tax-Free Money Fund. The investment objective of U.S. Government Money Fund is to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies. Cash Reserves and Tax-Free Money Funds are presented in a separate report to shareholders. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. Effective October 1, 2003, the name of INVESCO Money Market Funds, Inc. will change to A I M Money Market Funds, Inc. In 2003, the Fund's year end changed from May 31 to August 31.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed by INVESCO Funds Group, Inc. ("IFG") and distributed by A I M Distributors, Inc. ("ADI") in Investor Class shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, or events or circumstances that may affect the value of portfolio securities are identified by the time that the net asset value per share is determined, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's sub-custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call or maturity date. Cost is determined on the specific identification basis.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Dividends paid by the Fund from net investment income are, for federal income tax purposes, taxable as ordinary income to shareholders.

F. EXPENSES -- The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of average net assets as follows: 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A Sub-Advisory Agreement between IFG and A I M Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of the Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. Aggregate fees collected for such omnibus accounts for the period ended August 31, 2003 amounted to $5,969 for the Fund of which $755 were retained by IFG. Aggregate fees collected for such omnibus accounts for the year ended May 31, 2003 amounted to $23,558 for the Fund, of which $1,839 were retained by IFG. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Effective October 1, 2003, A I M Fund Services, Inc. will assume all responsibilities under the existing Transfer Agency Agreement.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Fund for the period ended August 31, 2003 and the year ended May 31, 2003. IFG is entitled to reimbursement from a Fund that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

At August 31, 2003, the reimbursement that may be potentially made by the Fund to IFG that will expire during the years ended August 31, 2005 and 2006, are $44,777 and $210,342, respectively.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, AIM or ADI.

Each Fund has adopted a retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan and all eligible directors have elected to convert to the new deferred retirement plan.

Pension expenses for the period ended August 31, 2003, included in Directors' Fees and Expenses in the Statement of Operations were $0, and pension liability included in Accrued Expenses, in the Statement of Assets and Liabilities is $3,158.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- ADDITIONAL INFORMATION. On August 12-13 2003, the Board of Directors for the Fund approved a new investment advisory agreement and a new administrative services agreement with A I M Advisors, Inc. The Board of Directors is also seeking approval for a redomestication of the Fund, changing the domicile and form of organization of the Fund (which is currently organized as Maryland Corporation) to a Delaware statutory trust. The above is more fully described in a proxy statement presented for shareholder consideration on August 25, 2003.

                                   ----------

Report of Independent Auditors

To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO U.S. Government Money Fund (one of the portfolios constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at August 31, 2003, the results of each of their operations for the periods indicated, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodians and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 9, 2003

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     PERIOD
                                                      ENDED
                                                  AUGUST 31                            YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------------------------------------
                                                  2003 (a)             2003         2002         2001         2000         1999
PER SHARE DATA
Net Asset Value -- Beginning of Period            $    1.00       $    1.00   $     1.00   $     1.00   $     1.00   $     1.00
===============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
 INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
 DISTRIBUTED TO SHAREHOLDERS (b)                       0.00            0.01         0.02         0.05         0.05         0.04
===============================================================================================================================
Net Asset Value -- End of Period                  $    1.00       $    1.00   $     1.00   $     1.00   $     1.00   $     1.00
===============================================================================================================================
TOTAL RETURN                                           0.08% (c)       0.72%        1.67%        5.24%        4.74%        4.36%
RATIOS
Net Assets -- End of Period ($000 Omitted)        $  64,883       $  67,097   $   75,720   $   75,380   $   86,060   $   91,509
Ratio of Expenses to Average Net Assets (d)(e)         0.85% (f)       0.85%        0.85%        0.86%        0.86%        0.86%
Ratio of Net Investment Income to Average Net
 Assets (e)                                            0.33% (f)       0.72%        1.65%        5.10%        4.63%        4.28%

 (a)  From June 1, 2003 to August 31, 2003, the Fund's current fiscal year-end.

 (b) Net Investment Income Earned and Distributed to Shareholders aggregated less than $0.01 per share for the period ended August 31, 2003.

 (c) Based on operations for the period shown and, accordingly, is not representative of a full year.

 (d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

 (e) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended August 31, 2003 and the years ended May 31, 2003, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.25% (annualized), 1.11%, 1.04%, 1.18%, 1.16% and 1.08%, respectively, and ratio of net investment income (loss) to average net assets would have been (0.07%) (annualized), 0.46%, 1.46%, 4.78%, 4.33% and 4.06%, respectively.

 (f)  Annualized

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                    NUMBER OF
                          POSITION(S) HELD                                           FUNDS IN
                             WITH COMPANY,                                               FUND
                            TERM OF OFFICE                                            COMPLEX                  OTHER
                             AND LENGTH OF               PRINCIPAL OCCUPATION(S)  OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS AND AGE         TIME SERVED*               DURING PAST FIVE YEARS*     DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Bob R. Baker              Vice Chairman of  Consultant (2000-present). Formerly,           47
37 Castle Pines Dr. N.           the Board         President and Chief Executive
Castle Rock, Colorado         (Since 2003)     Officer (1988-2000) of AMC Cancer
                                              Research Center, Denver, Colorado.
                                                   Until Mid-December 1988, Vice
Age: 67                                           Chairman of the Board of First
                                                 Columbia Financial Corporation,
                                                  Englewood, Colorado; formerly,
                                                 Chairman of the Board and Chief
                                             Executive Officer of First Columbia
                                                          Financial Corporation.

Sueann Ambron, Ph.D.              Director  Dean of the Business School, College           47
University of Colorado        (Since 2003)   of Business, University of Colorado
at Denver                                    of Denver (2000-present). Formerly,
1250 14th Street                                   President and Chief Executive
Denver, Colorado                             Officer of Avulet, Inc., Sunnyvale,
                                            California (1998-1999); and formerly
                                             Vice President and General Manager,
Age: 58                                            Multimedia Services Division,
                                                     Motorola, Inc., Schaumburg,
                                                           Illinois (1996-1998).

Victor L. Andrews, Ph.D.          Director          Professor Emeritus, Chairman           47
34 Seawatch Drive                           Emeritus and Chairman and CFO of the
Savannah, Georgia                                Roundtable of the Department of
                                            Finance of Georgia State University;
                                                and President, Andrews Financial
                                             Associates, Inc. (consulting firm).
Age: 73                                     Formerly, member of the faculties of
                                            the Harvard Business School; and the
                                              Sloan School of Management of MIT.

Lawrence H. Budner                Director    Trust Consultant. Formerly, Senior           47
7608 Glen Albens Circle                          Vice President and Senior Trust
Dallas, Texas                                Officer of InterFirst Bank, Dallas,
                                                                          Texas.

Age: 73

OTHER INFORMATION

UNAUDITED


                                                                                    NUMBER OF
                          POSITION(S) HELD                                           FUNDS IN
                             WITH COMPANY,                                               FUND
                            TERM OF OFFICE                                            COMPLEX                  OTHER
                             AND LENGTH OF               PRINCIPAL OCCUPATION(S)  OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS AND AGE         TIME SERVED*               DURING PAST FIVE YEARS*     DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
James T. Bunch                    Director    Co-President and Founder of Green,
3600 Republic Plaza           (since 2000)        Manning & Bunch, Ltd., Denver,           47
370 Seventeenth Street                       Colorado (1988-present) (investment
Denver, Colorado                                 banking firm); Director, Policy
                                                     Studios Inc. and Van Gilder
                                                Insurance Corporation. Formerly,
Age: 60                                          General Counsel and Director of
                                                    Boettcher & Company, Denver,
                                            Colorado; and formerly, Chairman and
                                             Managing Partner of Davis, Graham &
                                                       Stubbs, Denver, Colorado.

Gerald J. Lewis                   Director        Chairman of Lawsuit Resolution           47    Director of General
701 "B" Street                (since 2000)       Services, San Diego, California               Chemical Group, Inc.,
Suite 2100                                   (1987-present). Formerly, Associate                        Hampdon, New
San Diego, California                         Justice of the California Court of                    Hampshire (1996-
                                               Appeals; and of Counsel, Latham &               present). Director of
                                                  Watkins, San Diego, California                        Wheelabrator
Age: 69                                                             (1987-1997).                 Technologies, Inc.,
                                                                                                  Fisher Scientific,
                                                                                                        Inc., Henley
                                                                                                Manufacturing, Inc.,
                                                                                                      and California
                                                                                                 Coastal Properties,
                                                                                                                Inc.

John W. McIntyre                  Director            Retired. Trustee of Gables           47
7 Piedmont Center                                 Residential Trust. Trustee and
Suite 100                                              Chairman of the J.M. Tull
Atlanta, Georgia                              Charitable Foundation; Director of
                                               Kaiser Foundation Health Plans of
                                                    Georgia, Inc. Formerly, Vice
Age: 72                                       Chairman of the Board of Directors
                                                    of The Citizens and Southern
                                                 Corporation and Chairman of the
                                               Board and Chief Executive Officer
                                            of The Citizens and Southern Georgia
                                                Corporation and The Citizens and
                                               Southern National Bank. Formerly,
                                                Trustee of INVESCO Global Health
                                                    Sciences Fund and Trustee of
                                                    Employee's Retirement System
                                                   of Georgia, Emory University.

Larry Soll, Ph. D.                Director    Retired. Formerly, Chairman of the           47   Director of Synergen
2358 Sunshine Canyon Dr.      (since 1997)    Board (1987-1994), Chief Executive                 since incorporation
Boulder, Colorado                              Officer (1982-1989 and 1993-1994)                in 1982; Director of
                                                    and President (1982-1989) of               Isis Pharmaceuticals,
                                            Synergen Inc.; and formerly, Trustee                                Inc.
Age: 61                                        of INVESCO Global Health Sciences
                                                                           Fund.

OTHER INFORMATION

UNAUDITED

                                                                                    NUMBER OF
                          POSITION(S) HELD                                           FUNDS IN
                             WITH COMPANY,                                               FUND
                            TERM OF OFFICE                                            COMPLEX                  OTHER
                             AND LENGTH OF               PRINCIPAL OCCUPATION(S)  OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS AND AGE         TIME SERVED*               DURING PAST FIVE YEARS*     DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson         Chairman of the         President and Chief Executive           47
4350 South Monaco Street      Board (since   Officer A I M Investment Management
Denver, Colorado          1999). Formerly,    and Chief Executive Officer of the
                                 President        A I M Division of AMVESCAP PLC
                          (1998-2002); and       (2003-present). Formerly, Chief
Age: 52                    Chief Executive   Executive Officer, Managed Products
                                   Officer   Division, AMVESCAP PLC (2001-2002).
                              (1998-2002).       Formerly, Chairman of the Board
                                             (1998-2002), President (1998-2002),
                                                     and Chief Executive Officer
                                             (1998-2002) of INVESCO Funds Group,
                                               Inc. and of INVESCO Distributors,
                                                  Inc. Formerly, Chief Operating
                                            Officer and Chairman of the Board of
                                            INVESCO Global Health Sciences Fund;
                                                    formerly, Chairman and Chief
                                                Executive Officer of NationsBanc
                                                   Advisors, Inc.; and formerly,
                                            Chairman of NationsBanc Investments,
                                                                            Inc.

Raymond R. Cunningham            President    President (2001-present) and Chief           47    Director of INVESCO
4350 South Monaco Street   (2001-present),   Executive Officer (2003-present) of               Funds Group, Inc. and
Denver, Colorado           Chief Executive   INVESCO Funds Group, Inc.; Chairman               Chairman of the Board
                                   Officer          of the Board (2003-present),                          of INVESCO
                            (2003-present)   President (2003-present), and Chief                  Distributors, Inc.
Age: 52                       and Director   Executive Officer (2003-present) of
                           (2001-present).            INVESCO Distributors, Inc.
                            Formerly, Vice     Formerly, Chief Operating Officer
                                 President           (2001-2003) and Senior Vice
                              (2001-2002).      President (1999-2002) of INVESCO
                                                   Funds Group, Inc. and INVESCO
                                               Distributors, Inc.; and Formerly,
                                            Senior Vice President of GT Global -
                                                      North America (1992-1998).

Richard W. Healey                 Director      Senior Vice President of INVESCO           39    Director of INVESCO
4350 South Monaco Street      (since 2000)        Funds Group, Inc.; Senior Vice               Funds Group, Inc. and
Denver, Colorado                              President of INVESCO Distributors,               INVESCO Distributors,
                                            Inc. Formerly, Senior Vice President                                Inc.
                                                    of GT Global - North America
Age: 48                                       (1996-1998) and The Boston Company
                                                                    (1993-1996).

OTHER INFORMATION

UNAUDITED

                                                                                    NUMBER OF
                          POSITION(S) HELD                                           FUNDS IN
                             WITH COMPANY,                                               FUND
                            TERM OF OFFICE                                            COMPLEX                  OTHER
                             AND LENGTH OF               PRINCIPAL OCCUPATION(S)  OVERSEEN BY          DIRECTORSHIPS
NAME, ADDRESS AND AGE         TIME SERVED*               DURING PAST FIVE YEARS*     DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------
Glen A. Payne                    Secretary        Senior Vice President, General
4350 South Monaco Street                        Counsel and Secretary of INVESCO
Denver, Colorado                                  Funds Group, Inc.; Senior Vice
                                                President, Secretary and General
                                                Counsel of INVESCO Distributors,
Age: 55                                      Inc. Formerly, Secretary of INVESCO
                                            Global Health Sciences Fund; General
                                                Counsel of INVESCO Trust Company
                                             (1989-1998); and employee of a U.S.
                                             regulatory agency, Washington, D.C.
                                                                    (1973-1989).

Ronald L. Grooms          Chief Accounting   Senior Vice President and Treasurer                 Director of INVESCO
4350 South Monaco Street    Officer, Chief     of INVESCO Funds Group, Inc.; and               Funds Group, Inc. and
Denver, Colorado                 Financial   Senior Vice President and Treasurer               INVESCO Distributors,
                               Officer and         of INVESCO Distributors, Inc.                                Inc.
                                 Treasurer     Formerly, Treasurer and Principal
Age: 56                                      Financial and Accounting Officer of
                                            INVESCO Global Health Sciences Fund;
                                                   and Senior Vice President and
                                              Treasurer of INVESCO Trust Company
                                                                    (1988-1998).

William J. Galvin, Jr.           Assistant   Senior Vice President and Assistant                 Director of INVESCO
4350 South Monaco Street         Secretary     Secretary of INVESCO Funds Group,               Funds Group, Inc. and
Denver, Colorado                             Inc.; and Senior Vice President and               INVESCO Distributors,
                                                  Assistant Secretary of INVESCO                                Inc.
                                              Distributors, Inc. Formerly, Trust
Age: 47                                         Officer of INVESCO Trust Company
                                                                    (1995-1998).

Pamela J. Piro                   Assistant          Vice President and Assistant
4350 South Monaco Street         Treasurer     Treasurer of INVESCO Funds Group,
Denver, Colorado                                Inc.; and Assistant Treasurer of
                                            INVESCO Distributors, Inc. Formerly,
                                                        Assistant Vice President
Age: 43                                                             (1996-1997).

Tane T. Tyler                    Assistant  Vice President and Assistant General
4350 South Monaco Street  Secretary (since  Counsel of INVESCO Funds Group, Inc.
Denver, Colorado                     2002)


Age: 38

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.
The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

For dividends paid during the fiscal year ended May 31, 2003 and the period ended August 31, 2003, the Funds designate qualified dividend income to the maximum extent allowable.

[INVESCO LOGO APPEARS HERE]
--Registered Trademark--
1-800-525-8085
1-800-959-4246
Automated AIM Investor Line: 1-800-246-5463

AIMinvestments.com

Effective 7/1/03 A I M Distributors, Inc., (Servicemark) became the distributor of the retail INVESCO funds
11 Greenway Plaza, Suite 100, Houston, Texas 77046

This information must be preceded or accompanied by a current prospectus.


AMF 900530 9/03                                                       I-MMA-AR-1

ITEM 2.  CODE OF ETHICS

As of the end of the period covered by the report, Registrant had adopted a code of ethics (the "Code") that applied to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. During the period covered by this report, Registrant did not grant any waiver, and does not believe it granted an implicit waiver, from a provision of the Code that is applicable to the PEO and PFO. However, it should be noted that Raymond Cunningham was the PEO of Registrant on August 31, 2003. Since the end of the period covered by this report, the Securities and Exchange Commission, the New York State Attorney General's Office and the Colorado Attorney General's Office filed civil actions against INVESCO Funds Group, Inc. and Raymond Cunningham alleging violations of various federal and state laws due to selectively permitting market timing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Audit Committee of the Boards of Directors of the INVESCO Mutual Funds is composed of four of the Fund's directors who are not affiliated with the Funds' investment adviser. All members are independent. The Board has determined that each of the Committee members is "financially literate" and that at least two members have "accounting or related financial management expertise" as used in the New York Stock Exchange definitions of the terms.

Under the recently enacted Sarbanes-Oxley Act, if the Boards of Directors have not determined that an "audit committee financial expert," a new term defined by the SEC and based on criteria contained in the Act, is serving on the Audit Committee, it must disclose this fact and explain why it does not have such an expert. The Boards of Directors have determined that none of the members of the Audit Committee meet the technical requirements of the definition. Moreover, the Boards believe that for the following reasons it is not necessary for registered investment companies such as the Funds, with an audit committee that meets the New York Stock Exchange requirements of financial literacy, to have a "financial expert" as a member of the committee.

     1. The financial statements of and accounting principles applying to registered investment companies such as the Funds are relatively simple, straightforward and transparent compared to operating companies. The significant accounting issues are valuation of securities and other assets (regulated under the Investment Company Act of 1940 and computed daily), accrual of expenses, allocation of joint expenses shared with other entities such as insurance premiums and disclosures of all related party transactions. Equally important is a knowledge of the tax laws applying to registered investment companies. None of the accounting issues involving corporate America that have received recent publicity such as sophisticated derivative transactions and special purpose entities are present in financial reporting for registered investment companies.

     2. During the years that the Funds has been filing financial reports under the 1940 Act since their inception, there has never been a requirement for a financial report or statement to be restated.

     3. The current members of the Audit Committee have the experience of 23.5 years serving on this Audit Committee and in the Boards' judgement, through this experience and experience with other public corporation's financial affairs, they have an understanding of the relevant generally accepted accounting principles governing the Funds' financial statements, tax laws applying to the Funds, the Funds internal accounting controls and audit committee functions necessary to satisfy the objectives of the Sarbanes-Oxley Act with respect to the financial statements, auditing process and internal controls of the Funds.

     4. The Audit Committee has the capability of employing a consultant who satisfies the technical definition of a "financial expert" and will do so from time to time if circumstances warrant."


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES


     (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

11(a)(1)      Code of Ethics.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

              Certifications dated October 31, 2003 of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Money Market Funds, Inc.
            (Formerly: INVESCO Money Market Funds, Inc.)

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                  EXHIBIT INDEX

11(a)(1)      Code of Ethics.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

              Certifications dated October 31, 2003 of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.